Short-term notes payable (10K) (Details) - Demand Notes [Member] - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2013	Dec. 17, 2013	Dec. 13, 2013	Nov. 06, 2013	Nov. 01, 2013	Sep. 27, 2013	Sep. 03, 2013	Apr. 18, 2013
Short-term Debt [Line Items]
Note Amount	$ 1,150
Phoenix Banne Holding LLC [Member]
Short-term Debt [Line Items]
Note Amount								$ 250
Michael W Engmann [Member]
Short-term Debt [Line Items]
Note Amount			$ 150			$ 250
Warrants			4	3
Kendu Partners Company [Member]
Short-term Debt [Line Items]
Note Amount							$ 250
Warrants				3
Jag Multi Investments [Member]
Short-term Debt [Line Items]
Note Amount					$ 125
Warrants					2
Philip Sassower [Member]
Short-term Debt [Line Items]
Note Amount		$ 125
Warrants		2